SEGMENT INFORMATION - Disclosure of revenue from geographic segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEGMENT INFORMATION
Segment profit (loss)	$ 56,779	$ 57,075	$ 58,998
Other expenses	(19,727)	(2,198)	(416)
Operating loss	(26,793)	(9,006)	(5,166)
Financial income, net	(21)	3,042	6,478
Profit (loss) before taxes on income	(26,814)	(5,964)	1,312
Operating segments
SEGMENT INFORMATION
Segment profit (loss)	49	(545)	2,625
Unallocated income and expenses
SEGMENT INFORMATION
Corporate, R&D and other expenses	(7,115)	(6,263)	(7,375)
Other expenses	(19,727)	(2,198)	(416)
Europe
SEGMENT INFORMATION
Segment profit (loss)	12,673	14,067	13,374
Europe | Operating segments
SEGMENT INFORMATION
Segment profit (loss)	(4,139)	(5,347)	(3,044)
Israel
SEGMENT INFORMATION
Segment profit (loss)	43,451	42,092	45,138
Israel | Operating segments
SEGMENT INFORMATION
Segment profit (loss)	8,346	8,424	8,641
ROW
SEGMENT INFORMATION
Segment profit (loss)	655	916	486
ROW | Operating segments
SEGMENT INFORMATION
Segment profit (loss)	$ (4,158)	$ (3,622)	$ (2,972)